Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 3,325,143	$ 7,453,523
Expected credit losses	(107,061)	(53,241)
Net accounts receivable	$ 3,218,082	$ 7,400,282